TAXATION - Reconciliation (Details) - China	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes
PRC statutory income tax rate	25.00%	25.00%
Impact of different tax rates in other jurisdictions	(196.00%)	0.00%
Tax effect of preferential tax rate for small enterprises	15.00%	28.00%
Tax effect of non-deductible expenses	48.00%	8.00%
Tax effect of non-taxable income	(281.00%)	(3.00%)
Tax effect of tax-exempt entities	548.00%	(24.00%)
Tax effect of deemed profit	0.00%	1.00%
Deferred tax effect of tax rate change	54.00%	7.00%
Changes in valuation allowance	(182.00%)	(27.00%)
Effective tax rate	31.00%	15.00%